GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Phone (414) 273-3500 Fax (414) 273-5198

April 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	School Specialty, Inc.
Preliminary Proxy Material (SEC File No. 000-24385)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR on behalf of School Specialty, Inc. (the “Company”) please find the Preliminary Proxy Statement and Form of Proxy relating to the annual meeting of stockholders of the Company to be held on June 8, 2017 (the “Annual Meeting”). The Company intends to mail the Definitive Proxy Statement to the Company’s stockholders entitled to vote at the Annual Meeting on or about April 28, 2017.

If you have any comments or questions concerning this filing, please feel free to contact me at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:	Kevin L. Baehler

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; AND WASHINGTON, DC;

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